SCHEDULE OF GEOGRAPHICAL OPERATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues, net	$ 15,768,796	$ 22,853	$ 10,297,778	$ 1,930,291
Property and equipment, net	1,322	1,997	2,200	2,268
North America [Member]
Revenues, net				1,924,293
Property and equipment, net				2,268
CHINA
Revenues, net	15,768,796	22,853	10,297,778	5,998
Property and equipment, net	$ 1,322	$ 1,997	$ 2,200